Film costs	12 Months Ended
Mar. 31, 2019
Other Industries [Abstract]
Film costs
4.	Film costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2018	2019
Motion picture productions:
Released	81,755	87,158
Completed and not released	1,728	3,189
In production and development	78,868	130,736
Television productions:
Released	127,790	144,316
In production and development	1,174	9,147
Broadcasting rights	72,125	70,401
Less: current portion of broadcasting rights included in inventories	(35,795)	(35,942)

Film costs	327,645	409,005

Sony estimates that approximately 93% of the unamortized film costs of released motion picture and television productions at March 31, 2019 will be amortized within the next three years. Approximately 168 billion yen of completed film costs are expected to be amortized during the next twelve months. Approximately 166 billion yen of accrued participation liabilities included in accounts payable, other and accrued expenses are expected to be paid during the next twelve months.